9. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	$ 147,000	$ 146,150	$ 135,880
Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	25,000
Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction		20,125	7,940
Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction		12,075	3,970
Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction		24,150	11,910
Craig Lindsay Director
Related Party Transaction, Amounts of Transaction		12,075	3,970
John Wilson Director
Related Party Transaction, Amounts of Transaction		12,075	3,970
Short-term employee benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	147,000	122,000	120,000
Short-term employee benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	25,000
Short-term employee benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction		0	0
Short-term employee benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction		0	0
Short-term employee benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction		0	0
Short-term employee benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction		0	0
Short-term employee benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction		0	0
Post- employment benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Post- employment benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0
Post- employment benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction		0	0
Post- employment benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction		0	0
Post- employment benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction		0	0
Post- employment benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction		0	0
Post- employment benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction		0	0
Other long- term benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Other long- term benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0
Other long- term benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction		0	0
Other long- term benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction		0	0
Other long- term benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction		0	0
Other long- term benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction		0	0
Other long- term benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction		0	0
Termination benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Termination benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0
Termination benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction		0	0
Termination benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction		0	0
Termination benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction		0	0
Termination benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction		0	0
Termination benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction		0	0
Share-based payments | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	24,150	15,880
Share-based payments | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	$ 0
Share-based payments | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction		20,125	7,940
Share-based payments | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction		12,075	3,970
Share-based payments | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction		24,150	11,910
Share-based payments | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction		12,075	3,970
Share-based payments | John Wilson Director
Related Party Transaction, Amounts of Transaction		$ 12,075	$ 3,970